SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Stock-based compensation	$ 4	$ 4
Pension funding (greater) less than expense	(2)	(3)
Cash interest paid less than interest expense	0	(6)
Amortization of debt issue costs	2	2
Unrealized loss (gain) on outstanding forwards	3	(1)
Unrealized foreign exchange gain on translation of monetary balances	(9)	(4)
Other	(3)	0
Other items	$ (5)	$ (8)